Goodwill - Sensitivity of recoverable amounts - Additional information (Details)	12 Months Ended
Dec. 31, 2017
Goodwill [abstract]
Maximum percentage of share of aggregated recoverable amount of consolidated entities for each of not detailed entities (as a percent)	3.00%